Item 1. Report to Shareholders

T. Rowe Price Mid-Cap Value Fund
--------------------------------------------------------------------------------
December 31, 2003

Certified Annual Report

This report is certified under the Sarbanes-Oxley Act of 2002, which requires that public companies, including mutual funds, affirm that the information provided in their annual and semiannual shareholder reports fully and fairly represents their financial position.

T. Rowe Price Mid-Cap Value Fund
--------------------------------------------------------------------------------
Certified Annual Report

Performance Comparison
--------------------------------------------------------------------------------

This chart shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The result is compared with benchmarks, which may include a broad-based market index and a peer group average or index. Market indexes do not include expenses, which are deducted from fund returns as well as mutual fund averages and indexes.

[Graphic Omitted]

MID-CAP VALUE FUND
--------------------------------------------------------------------------------

As of 12/31/03

Lipper Mid-Cap Value Funds Index   $20,733
Mid-Cap Value Fund   $28,042
S&P MidCap 400 Index   $26,709

                                                   Lipper
                                  S&P             Mid-Cap
                               MidCap               Value             Mid-Cap
                                  400               Funds               Value
                                Index               Index                Fund
--------------------------------------------------------------------------------

6/28/96                     $  10,000           $  10,000           $  10,000
12/96                          10,915              10,966              11,630
12/97                          14,435              13,452              14,783
12/98                          17,194              13,220              14,988
12/99                          19,725              14,798              15,516
12/00                          23,178              16,365              19,046
12/01                          23,038              17,467              21,781
12/02                          19,695              14,907              20,174
12/03                          26,709              20,733              28,042

Note: Performance for Advisor and R Class shares will vary due to the differing fee structure. See returns table below.

Average Annual Compound Total Return
--------------------------------------------------------------------------------
                                                            Since   Inception
Periods Ended 12/31/03                 1 Year  5 Years  Inception        Date
--------------------------------------------------------------------------------
Mid-Cap Value Fund                     39.00%   13.35%     14.72%     6/28/96

S&P MidCap 400 Index                   35.62     9.21      13.98*

Russell Midcap Value Index             38.07     8.73      12.35*

Lipper Mid-Cap Value Funds Index       39.08     9.42      10.21*
--------------------------------------------------------------------------------
Mid-Cap Value Fund-Advisor Class       38.89     -         38.95      9/30/02

Mid-Cap Value Fund-R Class             38.26     -         38.45      9/30/02

S&P MidCap 400 Index                   35.62     -         33.48**

Russell Midcap Value Index             38.07     -         36.66**

Lipper Mid-Cap Value Funds Index       39.08     -         36.97**

 *  Benchmark since-inception data are for the time period 6/30/96-12/31/03.

**  Benchmark since-inception data are for the time period 9/30/02-12/31/03.

Returns do not reflect taxes that the shareholder may pay on fund distributions or the redemption of fund shares. Past performance cannot guarantee future results.

T. Rowe Price Mid-Cap Value Fund
--------------------------------------------------------------------------------
Certified Annual Report

Dear Shareholder,

We are pleased to report that your fund returned 39.00% during the 12 months ended December 31, 2003. The fund outpaced its market indexes, the S&P MidCap 400 Index and the Russell Midcap Value Index, and performed in line with its Lipper fund category, as you can see from the table on the previous page. Returns for the fund's Advisor and R Class shares were slightly lower due to their different cost structures. The fund benefited from good stock selection in the materials, telecommunications, consumer discretionary, and health care sectors while stock selection in information technology hindered results.

As you know, the fund's investment objective is to provide long-term capital appreciation by investing primarily in mid-size companies believed to be undervalued. The fund invests at least 80% of net assets in companies whose market capitalization falls within the range of companies in the S&P MidCap 400 Index.


[Graphic Omitted]

Major Index Returns
--------------------------------------------------------------------------------
                                 12-Month Return
S&P 500 Stock Index                          29%
S&P MidCap 400 Index                         36%
Russell 2000 Index                           47%
Nasdaq Composite                             50%


The Major Index Returns chart shows how various domestic stock markets performed over the past 12 months. As you can see, domestic stocks registered solid returns, with the technology-heavy Nasdaq Composite and the small-cap Russell 2000 Index showing the best results. Mid-cap stocks also outperformed large-cap stocks, as represented by the S&P 500 Stock Index.

The Top 5 Sectors table shows how the fund's assets were allocated as of December 31, 2003. Financial services stocks remained the largest sector allocation at 17.4% of net assets, about the same as a year earlier. Our allocation to consumer discretionary stocks rose to 14.2% from 11.9% at the end of 2002, while our utilities and materials holdings fell slightly. Sector allocations are the result of the bottom-up stock selection process.


Top 5 Sectors
--------------------------------------------------------------------------------
                                         Percent of Net Assets
                                         12/31/02      12/31/03
--------------------------------------------------------------------------------
Financials                                  17.3%         17.4%
Consumer Discretionary                      11.9          14.2
Information Technology                      10.1          10.9
Utilities                                   11.1           9.7
Materials                                   11.2           8.9


The Best and Worst Contributors table shows the best and worst contributors to the fund's performance during the year. Mining companies Teck Cominco and Newmont Mining were among the fund's largest contributors, while BISYS Group, which provides data management services, was a major detractor.


Best and Worst Contributors
--------------------------------------------------------------------------------

12 Months Ended 12/31/03

Best Contributors
--------------------------------------------------------------------------------

Teck Cominco
Cable & Wireless **
Hasbro
Newmont Mining **
Molex

Worst Contributors
--------------------------------------------------------------------------------

Royal Ahold **
BISYS Group *
Allegheny Energy **
UnumProvident
Apple Computer **

  * Position added
 ** Position eliminated


Finally, I'm sure you are aware that mutual fund companies have recently come under scrutiny for their trading policies. The investigations have led to allegations that executives of several mutual fund companies permitted or engaged in improper mutual fund trading. In addition, certain intermediaries that process fund transactions are alleged to have assisted some investors in executing improper mutual fund trades. I want T. Rowe Price shareholders to know that we emphatically condemn the abuses that have been revealed or alleged against other firms in our industry. Our firm has not entered and will not enter into any agreements with any investors or intermediaries that authorize after-hours trading or excessive short-term trading in any of our funds. T. Rowe Price investors can be assured that our firm unequivocally opposes illegal or inappropriate trading of any nature and has policies and procedures in place designed to protect the best interests of our long-term shareholders. No T. Rowe Price executives or portfolio managers or investment personnel of the T. Rowe Price mutual funds have engaged in any inappropriate trading of T. Rowe Price mutual funds. You may find out more about our trading policies and the steps we take to protect your interests by visiting our Web site (troweprice.com). These policies are also spelled out in your fund's prospectus.

We thank you for your continued support.

Respectfully,

James S. Riepe
Chairman
January 20, 2004

T. Rowe Price Mid-Cap Value Fund
--------------------------------------------------------------------------------
Certified Annual Report

Financial Highlights              For a share outstanding throughout each period
--------------------------------------------------------------------------------

Mid-Cap Value class           Year
                             Ended
                          12/31/03   12/31/02   12/31/01   12/31/00   12/31/99
NET ASSET VALUE

Beginning of period       $  15.00   $  16.40   $  15.64   $  13.37   $  13.66

Investment activities

  Net investment
  income (loss)               0.13       0.13       0.13       0.18       0.23

  Net realized and
  unrealized gain (loss)      5.70      (1.34)      2.07       2.82       0.22

  Total from
  investment activities       5.83      (1.21)      2.20       3.00       0.45

Distributions

  Net investment income      (0.13)     (0.12)     (0.13)     (0.17)     (0.23)

  Net realized gain          (0.36)     (0.07)     (1.31)     (0.56)     (0.51)

  Total distributions        (0.49)     (0.19)     (1.44)     (0.73)     (0.74)

NET ASSET VALUE

End of period             $  20.34   $  15.00   $  16.40   $  15.64   $  13.37
                          ----------------------------------------------------

Ratios/Supplemental Data

Total return^                39.00%     (7.38)%    14.36%     22.75%      3.52%

Ratio of total expenses
to average net assets         0.91%      0.96%      0.98%      0.99%      1.04%

Ratio of net investment
income (loss) to average
net assets                    0.91%      0.98%      0.95%      1.33%      1.60%

Portfolio turnover rate       50.4%      51.1%      57.5%      31.9%      26.8%

Net assets,
end of period
(in millions)             $   1,879  $     991  $     503  $     282  $     212

 ^ Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions.

The accompanying notes are an integral part of these financial statements.

T. Rowe Price Mid-Cap Value Fund
--------------------------------------------------------------------------------
Certified Annual Report

Financial Highlights              For a share outstanding throughout each period
--------------------------------------------------------------------------------
Advisor Class
                                                    Year             9/30/02
                                                   Ended             Through
                                                12/31/03            12/31/02
NET ASSET VALUE

Beginning of period                             $  14.99            $  13.97

Investment activities

  Net investment income (loss)                      0.13                0.04*

  Net realized and unrealized gain (loss)           5.68                1.17**

  Total from investment activities                  5.81                1.21

Distributions

  Net investment income                            (0.13)              (0.12)

  Net realized gain                                (0.36)              (0.07)

  Total distributions                              (0.49)              (0.19)

NET ASSET VALUE

End of period                                   $  20.31            $  14.99
                                                ------------------------------

Ratios/Supplemental Data

Total return^                                      38.89%               8.66%*

Ratio of total expenses to
average net assets                                  1.08%               1.10%*!

Ratio of net investment
income (loss) to average
net assets                                          0.64%               1.29%*!

Portfolio turnover rate                             50.4%               51.1%

Net assets, end of period
(in thousands)                                  $  67,383           $   1,528

 * Excludes expenses in excess of a 1.10% contractual expense limitation in effect through 4/30/04.

** The amount presented is calculated pursuant to a methodology prescribed by the Securities and Exchange Commission for a share outstanding throughout the period. This amount is inconsistent with the fund's aggregate gains and losses because of the timing of sales and redemptions of fund shares in relation to fluctuating market values for the investment portfolio.

 ^ Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions.

 ! Annualized

The accompanying notes are an integral part of these financial statements.

T. Rowe Price Mid-Cap Value Fund
--------------------------------------------------------------------------------
Certified Annual Report

Financial Highlights              For a share outstanding throughout each period
--------------------------------------------------------------------------------
R Class
                                                   Year             9/30/02
                                                  Ended             Through
                                               12/31/03            12/30/02
NET ASSET VALUE

Beginning of period                           $  15.00            $  13.97

Investment activities

  Net investment income (loss)                    0.11                0.03*

  Net realized and unrealized gain (loss)         5.61                1.18**

  Total from investment activities                5.72                1.21

Distributions

  Net investment income                          (0.13)              (0.11)

  Net realized gain                              (0.36)              (0.07)

  Total distributions                            (0.49)              (0.18)

NET ASSET VALUE

End of period                                 $  20.23            $  15.00
                                              ----------------------------

Ratios/Supplemental Data

Total return^                                    38.26%               8.66%*

Ratio of total expenses to
average net assets                                1.38%               1.40%*!

Ratio of net investment
income (loss) to average
net assets                                        0.36%               0.84%*!

Portfolio turnover rate                           50.4%               51.1%

Net assets, end of period
(in thousands)                                $  19,195           $     109

  * Excludes expenses in excess of a 1.40% contractual expense limitation in effect through 4/30/04.

 ** The amount presented is calculated pursuant to a methodology prescribed by the Securities and Exchange Commission for a share outstanding throughout the period. This amount is inconsistent with the fund's aggregate gains and losses because of the timing of sales and redemptions of fund shares in relation to fluctuating market values for the investment portfolio.

  ^ Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions.

  ! Annualized

The accompanying notes are an integral part of these financial statements.

T. Rowe Price Mid-Cap Value Fund
--------------------------------------------------------------------------------
Certified Annual Report                                        December 31, 2003

Portfolio of Investments (ss.)                        Shares/Par          Value
--------------------------------------------------------------------------------
                                                                       ($ 000s)
COMMON STOCKS   93.6%

CONSUMER DISCRETIONARY   14.2%

Household Durables   1.3%

Newell Rubbermaid                                      1,070,000         24,364

                                                                         24,364

Leisure Equipment & Products   1.4%

Brunswick                                                410,000         13,050

Eastman Kodak                                            300,000          7,701

Hasbro                                                   341,600          7,269

                                                                         28,020

Media   9.5%

Cablevision Systems, Class A *                         1,090,000         25,495

Cox Radio, Class A *                                     410,000         10,344

Dow Jones                                                445,000         22,183

Lamar Advertising, Class A *                             510,000         19,033

Meredith                                                 271,000         13,228

New York Times, Class A                                  290,000         13,859

Pearson (GBP)                                          1,650,000         18,320

Reuters (GBP)                                          5,025,000         21,079

Scholastic *                                             769,000         26,177

Washington Post, Class B                                  21,000         16,620

                                                                        186,338

Multiline Retail   1.1%

Dillards, Class A                                        995,000         16,377

Kmart *                                                  200,000          4,790

                                                                         21,167

Specialty Retail   0.4%

GAP                                                      351,000          8,147

                                                                          8,147

Textiles, Apparel, & Luxury Goods   0.5%

Unifi *                                                1,615,000         10,417

                                                                         10,417

Total Consumer Discretionary                                            278,453

CONSUMER STAPLES   4.5%

Food & Staples Retailing   0.8%

Costco Wholesale *                                       450,000         16,731

                                                                         16,731

Food Products   3.7%

Archer-Daniels-Midland                                 1,289,000         19,618

Campbell Soup                                            618,700         16,581

ConAgra                                                  630,000         16,626

Heinz                                                    521,000         18,980

                                                                         71,805

Total Consumer Staples                                                   88,536

ENERGY   8.3%

Energy Equipment & Services   4.5%

Baker Hughes                                             728,000         23,412

Diamond Offshore Drilling                              1,965,000         40,302

Grant Prideco *                                        1,891,300         24,625

                                                                         88,339

Oil & Gas   3.8%

Amerada Hess                                             502,000         26,691

BG Group (GBP)                                         2,070,000         10,596

Kerr-McGee                                               420,000         19,526

Marathon Oil                                             553,000         18,299

                                                                         75,112

Total Energy                                                            163,451

FINANCIALS   17.1%

Capital Markets   2.6%

Janus Capital Group                                      908,900         14,915

LaBranche & Co.                                        1,435,000         16,747

Northern Trust                                           429,000         19,914

                                                                         51,576

Commercial Banks   4.8%

Charter One Financial                                    384,800         13,295

Citizens Banking                                         350,000         11,452

Commerce Bancshares                                      352,773         17,293

Huntington Bancshares                                    910,000         20,475

National Commerce Financial                              350,000          9,548

Synovus Financial                                        600,000         17,352

TCF Financial                                             97,500          5,006

                                                                         94,421

Diversified Financial Services   0.3%

Groupe Bruxelles Lambert (EUR)                           120,000          6,754

                                                                          6,754

Insurance   8.6%

Cincinnati Financial                                     248,000         10,386

Conseco *                                                825,000         17,985

Hartford Financial Services                              181,800         10,732

Loews                                                    505,000         24,972

Ohio Casualty *                                          853,000         14,808

Protective Life                                          425,000         14,382

SAFECO                                                   653,700         25,449

St. Paul Companies                                       524,400         20,792

Travelers Property Casualty, Class A                     905,000         15,186

UnumProvident                                            847,700         13,368

                                                                        168,060

Real Estate   0.8%

Apartment Investment & Management, REIT                  450,000         15,525

                                                                         15,525

Total Financials                                                        336,336

HEALTH CARE   7.3%

Biotechnology   1.8%

MedImmune *                                              860,000         21,844

Protein Design Labs *                                    322,500          5,773

Vertex Pharmaceuticals *                                 720,000          7,365

                                                                         34,982

Health Care Equipment & Supplies   0.6%

Guidant                                                  210,000         12,642

                                                                         12,642

Health Care Providers & Services   3.7%

Aetna                                                    128,000          8,650

AmerisourceBergen                                        320,000         17,968

Laboratory Corporation of America *                      205,000          7,575

Lincare Holdings *                                       540,000         16,216

NeighborCare *                                           411,600          8,129

Tenet Healthcare *                                       890,000         14,285

                                                                         72,823

Pharmaceuticals   1.2%

Andrx *                                                  267,000          6,419

King Pharmaceuticals *                                 1,130,000         17,244

                                                                         23,663

Total Health Care                                                       144,110

INDUSTRIALS & BUSINESS SERVICES   6.2%

Aerospace & Defense   1.8%

Raytheon                                                 649,000         19,496

Rockwell Collins                                         517,200         15,532

                                                                         35,028

Air Freight & Logistics   1.2%

CNF                                                      584,000         19,797

Ryder System                                              85,000          2,903

                                                                         22,700

Commercial Services & Supplies   3.0%

Herman Miller                                            708,000         17,183

Manpower                                                 235,000         11,064

ServiceMaster                                          1,565,000         18,232

Viad                                                     540,000         13,500

                                                                         59,979

Machinery   0.2%

Joy Global                                               145,600          3,808

                                                                          3,808

Total Industrials & Business Services                                   121,515

INFORMATION TECHNOLOGY   10.9%

Communications Equipment   0.9%

Harris                                                   135,000          5,123

Tellabs *                                              1,460,000         12,308

                                                                         17,431

Electronic Equipment & Instruments   4.0%

Agilent Technologies *                                   440,000         12,866

AVX                                                    1,266,100         21,042

CDW                                                      150,000          8,664

Littelfuse *                                             163,000          4,698

Molex, Class A                                         1,081,200         31,744

                                                                         79,014

IT Services   2.9%

BearingPoint *                                         1,397,400         14,100

BISYS Group *                                          1,365,000         20,311

Ceridian *                                               713,000         14,930

Hewitt Associates, Class A *                             272,000          8,133

                                                                         57,474

Software   3.1%

BMC Software *                                         1,442,000         26,893

Cadence Design Systems *                                 840,000         15,103

Network Associates *                                   1,190,000         17,898

                                                                         59,894

Total Information Technology                                            213,813

MATERIALS   7.9%

Chemicals   2.1%

Great Lakes Chemical                                     874,600         23,780

Potash Corp./Saskatchewan                                204,000         17,642

                                                                         41,422

Metals & Mining   3.5%

Meridian Gold *                                        1,340,000         19,577

Noranda                                                  668,600         10,604

Nucor                                                    364,500         20,412

Teck Cominco, Class B  (CAD)                           1,070,000         18,157

                                                                         68,750

Paper & Forest Products   2.3%

Bowater                                                  210,000          9,725

MeadWestvaco                                             492,200         14,643

Potlatch                                                 632,000         21,975

                                                                         46,343

Total Materials                                                         156,515

TELECOMMUNICATION SERVICES   3.9%

Diversified Telecommunication Services   1.7%

AT&T                                                     775,000         15,733

Qwest Communications International *                   4,150,000         17,928

                                                                         33,661

Wireless Telecommunication Services   2.2%

Crown Castle International *                             921,000         10,159

Sprint PCS *                                           1,727,100          9,706

Telephone and Data Systems                               359,000         22,455

                                                                         42,320

Total Telecommunication Services                                         75,981

UTILITIES   9.0%

Electric Utilities   6.9%

CMS Energy *                                           1,097,000          9,346

Edison International *                                   260,000          5,702

El Paso Electric *                                     1,085,000         14,485

FirstEnergy                                              828,200         29,152

Pinnacle West Capital                                    484,500         19,390

Teco Energy                                              730,000         10,519

TXU                                                      901,500         21,383

Unisource Energy                                         604,000         14,895

XCEL Energy                                              572,300          9,718

                                                                        134,590

Gas Utilities   0.9%

NiSource                                                 837,000         18,364

                                                                         18,364

Multi-Utilities & Unregulated Power   1.2%

Duke Energy                                            1,190,000         24,336

                                                                         24,336

Total Utilities                                                         177,290

Total Miscellaneous Common Stocks 4.3%                                   84,236

Total Common Stocks (Cost  $1,563,352)                                1,840,236

CONVERTIBLE BONDS   0.5%

U.S. Cellular, LYONs, 6/15/15                         14,850,000          7,171

XCEL Energy, 144A, 7.50%, 11/21/07                     1,365,000          2,118

Total Convertible Bonds (Cost  $7,358)                                    9,289

SHORT-TERM INVESTMENTS   5.4%

Money Market Fund   5.4%

T. Rowe Price Reserve Investment Fund, 1.13% #       106,611,320        106,611

Total Short-Term Investments (Cost  $106,611)                           106,611

Total Investments in Securities

99.5% of Net Assets (Cost $1,677,321)                                $1,956,136
                                                                     ----------

  ss.   Denominated in U.S. dollar unless otherwise noted

    #   Seven-day yield

    *   Non-income producing

 144A Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration only to qualified institutional buyers--total of such securities at period-end amounts to $2,118.000 and represents 0.1% of net assets

  CAD   Canadian dollar

  EUR   Euro

  GBP   British pound

LYONs   Liquid Yield Option Notes

 REIT   Real Estate Investment Trust

The accompanying notes are an integral part of these financial statements.

T. Rowe Price Mid-Cap Value Fund
--------------------------------------------------------------------------------
Certified Annual Report                                        December 31, 2003

Statement of Assets and Liabilities
--------------------------------------------------------------------------------
($ 000s)

Assets

Investments in securities, at value (cost $1,677,321)              $  1,956,136

Other assets                                                             33,894

Total assets                                                          1,990,030

Liabilities

Total liabilities                                                        24,017

NET ASSETS                                                         $  1,966,013
                                                                   ------------

Net Assets Consist of:

Undistributed net realized gain (loss)                                   55,684

Net unrealized gain (loss)                                              278,817

Paid-in-capital applicable to 96,657,166 shares of
$0.0001 par value capital stock outstanding;
1,000,000,000 shares authorized                                       1,631,512

NET ASSETS                                                         $  1,966,013
                                                                   ------------

NET ASSET VALUE PER SHARE

Mid-Cap Value class
($1,879,434,209/92,389,923 shares outstanding)                     $      20.34
                                                                   ------------

Advisor Class
($67,383,404/3,318,535 shares outstanding)                         $      20.31
                                                                   ------------

R Class
($19,194,997/948,708 shares outstanding)                           $      20.23
                                                                   ------------

The accompanying notes are an integral part of these financial statements.

T. Rowe Price Mid-Cap Value Fund
--------------------------------------------------------------------------------
Certified Annual Report

Statement of Operations
--------------------------------------------------------------------------------
($ 000s)
                                                                          Year
                                                                         Ended
                                                                      12/31/03
Investment Income (Loss)

Income

  Dividend                                                         $    22,282

  Interest                                                                 790

  Total income                                                          23,072

Expenses

  Investment management                                                  8,500

  Shareholder servicing

    Mid-Cap Value class                                                  2,424

    Advisor Class                                                           17

    R Class                                                                  6

  Prospectus and shareholder reports

    Mid-Cap Value class                                                    179

    Advisor Class                                                            9

    R Class                                                                  1

  Custody and accounting                                                   182

  Registration                                                             179

  Distribution and service (12b-1)

    Advisor Class                                                           50

    R Class                                                                 17

  Legal and audit                                                           26

  Directors                                                                 10

  Miscellaneous                                                             12

  Total expenses                                                        11,612

  Expenses paid indirectly                                                  (3)

  Net expenses                                                          11,609

Net investment income (loss)                                            11,463

Statement of Operations
--------------------------------------------------------------------------------
($ 000s)
                                                                          Year
                                                                         Ended
                                                                      12/31/03
Realized and Unrealized Gain (Loss)

Net realized gain (loss)

  Securities                                                            92,885

  Foreign currency transactions                                           (140)

  Net realized gain (loss)                                              92,745

Change in net unrealized gain (loss)

  Securities                                                           353,469

  Other assets and liabilities
  denominated in foreign currencies                                          4

  Change in net unrealized gain (loss)                                 353,473

Net realized and unrealized gain (loss)                                446,218

INCREASE (DECREASE) IN NET
ASSETS FROM OPERATIONS                                             $   457,681
                                                                   -----------

The accompanying notes are an integral part of these financial statements.

T. Rowe Price Mid-Cap Value Fund
--------------------------------------------------------------------------------
Certified Annual Report

Statement of Changes in Net Assets
--------------------------------------------------------------------------------
($ 000s)
                                                            Year
                                                           Ended
                                                        12/31/03       12/31/02
Increase (Decrease) in Net Assets

Operations

  Net investment income (loss)                       $    11,463   $      8,525

  Net realized gain (loss)                                92,745            413

  Change in net unrealized gain (loss)                   353,473       (124,567)

  Increase (decrease) in net assets from operations      457,681       (115,629)

Distributions to shareholders

  Net investment income

    Mid-Cap Value class                                  (11,379)        (7,850)

    Advisor Class                                           (396)           (10)

    R Class                                                 (100)            (1)

  Net realized gain

    Mid-Cap Value class                                  (31,511)        (4,569)

    Advisor Class                                         (1,096)            (6)

    R Class                                                 (278)            (1)

  Decrease in net assets from distributions              (44,760)       (12,437)

Capital share transactions *

  Shares sold

    Mid-Cap Value class                                  709,037        943,789

    Advisor Class                                         61,640          1,518

    R Class                                               18,883            100

  Distributions reinvested

    Mid-Cap Value class                                   40,256         11,503

    Advisor Class                                          1,276             17

    R Class                                                  379              1

  Shares redeemed

    Mid-Cap Value class                                 (265,006)      (338,595)

    Advisor Class                                         (4,654)            (9)

    R Class                                               (1,519)             -

  Increase (decrease) in net assets from
  capital share transactions                             560,292        618,324

Net Assets

Increase (decrease) during period                        973,213        490,258

Beginning of period                                      992,800        502,542

End of period                                        $ 1,966,013   $    992,800
                                                     -----------   ------------

Statement of Changes in Net Assets
--------------------------------------------------------------------------------
($ 000s)
                                                            Year
                                                           Ended
                                                        12/31/03       12/31/02
*Share information

  Shares sold

    Mid-Cap Value Class                                   40,573         56,581

    Advisor Class                                          3,402            102

    R Class                                                1,007              7

  Distributions reinvested

    Mid-Cap Value Class                                    2,058            768

    Advisor Class                                             65              -

    R Class                                                   19              -

  Shares redeemed

    Mid-Cap Value Class                                  (16,315)       (21,922)

    Advisor Class                                           (250)            (1)

    R Class                                                  (85)             -

  Increase (decrease) in shares outstanding               30,474         35,535

The accompanying notes are an integral part of these financial statements.

T. Rowe Price Mid-Cap Value Fund
--------------------------------------------------------------------------------
Certified Annual Report                                        December 31, 2003

Notes to Financial Statements

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

T. Rowe Price Mid-Cap Value Fund, Inc. (the fund) is registered under the Investment Company Act of 1940 (the 1940 Act) as a diversified, open-end management investment company. The fund seeks to provide long-term capital appreciation by investing primarily in mid-size companies that appear to be undervalued. The fund has three classes of shares: Mid-Cap Value Fund (Mid-Cap Value class), offered since June 28,1996, Mid-Cap Value--Advisor Class (Advisor Class), offered since September 30, 2002, and Mid-Cap Value--R Class (R Class), offered since September 30, 2002. Advisor Class shares are sold only through brokers and other financial intermediaries, and R Class shares are available to retirement plans serviced by intermediaries. The Advisor Class and R Class each operate under separate Board-approved Rule 12b-1 plans, pursuant to which each class compensates financial intermediaries for distribution and certain administrative services. Each class has exclusive voting rights on matters related solely to that class, separate voting rights on matters that relate to all classes, and, in all other respects, the same rights and obligations as the other classes.

The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America, which require the use of estimates made by fund management.

Valuation
The fund values its investments and computes its net asset value per share at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day that the NYSE is open for business. Equity securities listed or regularly traded on a securities exchange or in the over-the-counter market are valued at the last quoted sale price, or official closing price for certain markets, at the time the valuations are made. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the latest bid and ask prices for domestic securities and the last quoted sale price for international securities.

Debt securities are generally traded in the over-the-counter market. Securities with original maturities of one year or more are valued at prices furnished by dealers who make markets in such securities or by an independent pricing service, which considers yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities. Securities with original maturities of less than one year are valued at amortized cost in local currency, which approximates fair value when combined with accrued interest.

Investments in mutual funds are valued at the mutual fund's closing net asset value per share on the day of valuation.

Other investments and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund's Board of Directors.

Most foreign markets close before the NYSE. Normally, developments that could affect the values of securities that occur between the close of a foreign market and the close of the NYSE will not be reflected in security valuations used by the fund to compute its share price. However, if developments are so significant that they will, in the judgment of the fund, clearly and materially affect security values, such valuations may be adjusted to reflect the estimated fair value of the securities as of the close of the NYSE, as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund's Board of Directors.

Currency Translation
Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and ask prices of such currencies against U.S. dollars as quoted by a major bank. Purchases and sales of securities, income, and expenses are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction. The effect of changes in foreign currency exchange rates on realized and unrealized security gains and losses is reflected as a component of security gains and losses.

Class Accounting
The Advisor Class and R Class each pay distribution and administrative expenses in the form of Rule 12b-1 fees, in an amount not exceeding 0.25% and 0.50%, respectively, of the class's average daily net assets. Shareholder servicing, prospectus, and shareholder report expenses incurred by each class are charged directly to the class to which they relate. Expenses common to all classes, investment income, and realized and unrealized gains and losses are allocated to the classes based upon the relative daily net assets of each class. Income distributions are declared and paid by each class on an annual basis. Capital gain distributions, if any, are declared and paid by the fund, typically on an annual basis.

Rebates and Credits
Subject to best execution, the fund may direct certain security trades to brokers who have agreed to rebate a portion of the related brokerage commission to the fund in cash. Commission rebates are included in realized gain on securities in the accompanying financial statements and totaled $185,000 for the year ended December 31, 2003. Additionally, the fund earns credits on temporarily uninvested cash balances at the custodian that reduce the fund's custody charges. Custody expense in the accompanying financial statements is presented before reduction for credits, which are reflected as expenses paid indirectly.

Investment Transactions, Investment Income, and Distributions
Income and expenses are recorded on the accrual basis. Premiums and discounts on debt securities are amortized for financial reporting purposes. Dividends received from mutual fund investments are reflected as dividend income; capital gain distributions are reflected as realized gain/loss. Dividend income and capital gain distributions are recorded on the ex-dividend date. Investment transactions are accounted for on the trade date. Realized gains and losses are reported on the identified cost basis. Distributions to shareholders are recorded on the ex-dividend date. Income distributions are declared and paid on an annual basis. Capital gain distributions, if any, are typically declared and paid on an annual basis.

Other
In the normal course of business, the fund enters into contracts that provide general indemnifications. The fund's maximum exposure under these arrangements is dependent on claims that may be made against the fund in the future and, therefore, cannot be estimated; however, based on experience, the risk of material loss from such claims is considered remote.

NOTE 2 - INVESTMENT TRANSACTIONS

Purchases and sales of portfolio securities, other than short-term securities, aggregated $1,073,084,000 and $616,521,000, respectively, for the year ended December 31, 2003.

NOTE 3 - FEDERAL INCOME TAXES

No provision for federal income taxes is required since the fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and distribute to shareholders all of its taxable income and gains. Federal income tax regulations differ from generally accepted accounting principles; therefore, distributions determined in accordance with tax regulations may differ significantly in amount or character from net investment income and realized gains for financial reporting purposes. Financial reporting records are adjusted for permanent book/tax differences to reflect tax character. Financial records are not adjusted for temporary differences.

Distributions during the year ended December 31, 2003 were characterized as follows for tax purposes:

--------------------------------------------------------------------------------
Ordinary income                                            $    25,577,000

Long-term capital gain                                          19,183,000

Total distributions                                        $    44,760,000
                                                           ---------------


At December 31, 2003, the tax-basis components of net assets were as follows:


--------------------------------------------------------------------------------
Unrealized appreciation                                    $   301,055,000

Unrealized depreciation                                        (24,147,000)

Net unrealized appreciation (depreciation)                     276,908,000

Undistributed ordinary income                                   29,379,000

Undistributed long-term capital gain                            28,214,000

Paid-in capital                                              1,631,512,000

Net assets                                                 $ 1,966,013,000
                                                           ---------------


Federal income tax regulations require the fund to treat the gain/loss on passive foreign investment companies as realized on the last day of the tax year; accordingly, $1,847,000 of unrealized losses reflected in the accompanying financial statements were realized for tax purposes as of December 31, 2003.

For the year ended December 31, 2003, the fund recorded the following permanent reclassifications to reflect tax character. Reclassifications to paid-in capital relate primarily to a tax practice that treats a portion of the proceeds from each redemption of capital shares as a distribution of taxable net investment income and/or realized capital gain. Results of operations and net assets were not affected by these reclassifications.

--------------------------------------------------------------------------------

Undistributed net investment income                        $            412,000

Undistributed net realized gain                                      (2,271,000)

Paid-in capital                                                       1,859,000

At December 31, 2003, the cost of investments for federal income tax purposes was $1,679,230,000.

NOTE 4 - RELATED PARTY TRANSACTIONS

The fund is managed by T. Rowe Price Associates, Inc. (the manager or Price Associates), a wholly owned subsidiary of T. Rowe Price Group, Inc. The investment management agreement between the fund and the manager provides for an annual investment management fee, which is computed daily and paid monthly. The fee consists of an individual fund fee, equal to 0.35% of the fund's average daily net assets, and the fund's pro-rata share of a group fee. The group fee is calculated based on the combined net assets of certain mutual funds sponsored by Price Associates (the group) applied to a graduated fee schedule, with rates ranging from 0.48% for the first $1 billion of assets to 0.295% for assets in excess of $120 billion. The fund's portion of the group fee is determined by the ratio of its average daily net assets to those of the group. At December 31, 2003, the effective annual group fee rate was 0.32%, and investment management fee payable totaled $1,040,000.

The Advisor Class and R Class are also subject to a contractual expense limitation through the limitation dates indicated in the table below. During the limitation period, the manager is required to waive its management fee and reimburse a class for any expenses, excluding interest, taxes, brokerage commissions, and extraordinary expenses, that would otherwise cause the class's ratio of total expenses to average net assets (expense ratio) to exceed its expense limitation. Through the repayment date, each class is required to repay the manager for expenses previously reimbursed and management fees waived to the extent the class's net assets have grown or expenses have declined sufficiently to allow repayment without causing the class's expense ratio to exceed its expense limitation.

For the year ended December 31, 2003, each class operated below its expense limitation.

--------------------------------------------------------------------------------
                                            Advisor Class          R Class
Expense Limitation                                  1.10%            1.40%
Limitation Date                                   4/30/04          4/30/04
Repayment Date                                    4/30/06          4/30/06


In addition, the fund has entered into service agreements with Price Associates and two wholly owned subsidiaries of Price Associates (collectively, Price). Price Associates computes the daily share prices and maintains the financial records of the fund. T. Rowe Price Services, Inc., provides shareholder and administrative services in its capacity as the fund's transfer and dividend disbursing agent. T. Rowe Price Retirement Plan Services, Inc., provides subaccounting and recordkeeping services for certain retirement accounts invested in the Mid-Cap Value class and R Class. Expenses incurred pursuant to these service agreements totaled $1,340,000 for the year ended December 31, 2003, of which $148,000 was payable at period-end.

Additionally, the fund is one of several mutual funds in which certain college savings plans managed by Price Associates may invest. As approved by the fund's Board of Directors, shareholder servicing costs associated with each college savings plan are borne by the fund in proportion to the average daily value of its shares owned by the college savings plan. For the year ended December 31, 2003, the fund was charged $146,000 for shareholder servicing costs related to the college savings plans, of which $107,000 was for services provided by Price and $22,000 was payable at period-end. At December 31, 2003, approximately 4.1% of the outstanding shares of the Mid-Cap Value class were held by college savings plans.

The fund is also one of several mutual funds sponsored by Price Associates (underlying Price funds) in which the T. Rowe Price Spectrum Funds (Spectrum Funds) may invest. The Spectrum Funds do not invest in the underlying Price funds for the purpose of exercising management or control. Pursuant to a special servicing agreement, expenses associated with the operation of the Spectrum Funds are borne by each underlying Price fund to the extent of estimated savings to it and in proportion to the average daily value of its shares owned by the Spectrum Funds. Expenses allocated under this agreement are reflected as shareholder servicing expense in the accompanying financial statements. For the year ended December 31, 2003, the fund was allocated $360,000 of Spectrum Funds' expenses, of which $258,000 related to services provided by Price and $29,000 was payable at period-end. At December 31, 2003, approximately 9.9% of the outstanding shares of the Mid-Cap Value class were held by the Spectrum Funds.

The fund may invest in the T. Rowe Price Reserve Investment Fund and the T. Rowe Price Government Reserve Investment Fund (collectively, the Reserve Funds), open-end management investment companies managed by Price Associates. The Reserve Funds are offered as cash management options only to mutual funds, trusts, and other accounts managed by Price Associates and/or its affiliates, and are not available to the public. The Reserve Funds pay no investment management fees. During the year ended December 31, 2003, dividend income from the Reserve Funds totaled $735,000.

T. Rowe Price Mid-Cap Value Fund
--------------------------------------------------------------------------------
Certified Annual Report

Report of Independent Auditors
--------------------------------------------------------------------------------

To the Board of Directors and Shareholders of
T. Rowe Price Mid-Cap Value Fund, Inc.

In our opinion, the accompanying statement of assets and liabilities, including the portfolio of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of T. Rowe Price Mid-Cap Value Fund, Inc. (the "Fund") at December 31, 2003, and the results of its operations, the changes in its net assets and the financial highlights for each of the fiscal periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2003 by correspondence with custodians, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Baltimore, Maryland
January 26, 2004

T. Rowe Price Mid-Cap Value Fund
--------------------------------------------------------------------------------
Certified Annual Report

Tax Information (Unaudited) for the Tax Year Ended 12/31/03
--------------------------------------------------------------------------------

We are providing this information as required by the Internal Revenue Code. The amounts shown may differ from those elsewhere in this report because of differences between tax and financial reporting requirements.

The fund's distributions to shareholders included:

o $15,112,000 from short-term capital gains,

o $20,044,000 from long-term capital gains, of which $17,199,000 was subject to the 15% rate gains category and $2,845,000 to the 20% rate gains category.

For taxable non-corporate shareholders, $21,394,000 of the fund's income and short-term capital gains represents qualified dividend income subject to the 15% rate category.

For corporate shareholders, $19,148,000 of the fund's income and short-term capital gains qualified for the dividends-received deduction.


Information on Proxy Voting
--------------------------------------------------------------------------------

A description of the policies and procedures that the T. Rowe Price Mid-Cap Value Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, upon request by calling 1-800-225-5132. It also appears in the fund's Statement of Additional Information (Form 485B), which can be found on the SEC's Web site, www.sec.gov.

T. Rowe Price Mid-Cap Value Fund
--------------------------------------------------------------------------------
Certified Annual Report

About the Fund's Directors and Officers
--------------------------------------------------------------------------------

Your fund is governed by a Board of Directors that meets regularly to review investments, performance, expenses, and other business matters, and is responsible for protecting the interests of shareholders. The majority of the fund's directors are independent of T. Rowe Price Associates, Inc. (T. Rowe Price); "inside" directors are officers of T. Rowe Price. The Board of Directors elects the fund's officers, who are listed in the final table. The business address of each director and officer is 100 East Pratt Street, Baltimore, MD 21202. The Statement of Additional Information includes additional information about the fund directors and is available without charge by calling a T. Rowe Price representative at 1-800-225-5132.

Independent Directors

Name
(Date of Birth)               Principal Occupation(s) During Past 5 Years
Year Elected *                and Directorships of Other Public Companies

Anthony W. Deering            Director, Chairman of the Board, President, and
(1/28/45)                     Chief Executive Officer, The Rouse Company,
2001                          real estate developers; Director, Mercantile Bank
                              (4/03 to present)

Donald W. Dick, Jr.           Principal, EuroCapital Advisors, LLC, an
(1/27/43)                     acquisition and management advisory firm
1996

David K. Fagin                Director, Golden Star Resources Ltd., Canyon
(4/9/38)                      Resources Corp. (5/00 to present), and Pacific
1996                          Rim Mining Corp. (2/02 to present); Chairman and
                              President, Nye Corp.

Karen N. Horn                 Managing Director and President, Global Private
(9/21/43)                     Client Services, Marsh Inc.; Managing Director
2003                          and Head of International Private Banking,
                              Bankers Trust; Director, Eli Lilly and Company

F. Pierce Linaweaver          President, F. Pierce Linaweaver & Associates,
(8/22/34)                     Inc., consulting environmental and civil engineers
2001

John G. Schreiber             Owner/President, Centaur Capital Partners, Inc.,
(10/21/46)                    a real estate investment company; Senior Advisor
2001                          and Partner, Blackstone Real Estate Advisors,
                              L.P.; Director, AMLI Residential Properties Trust,
                              Host Marriott Corp., and The Rouse Company

Hubert D. Vos **              Owner/President, Stonington Capital Corp., a
(8/2/33)                      private investment company
1996

Paul M. Wythes **             Founding Partner, Sutter Hill Ventures, a venture
(6/23/33)                     capital limited partnership, providing equity
1996                          capital to young high-technology companies
                              throughout the United States; Director,
                              Teltone Corp.

* Each independent director oversees 107 T. Rowe Price portfolios and serves until retirement, resignation, or election of a successor.

** Retired from Board of Directors effective December 31, 2003.

Inside Directors

Name
(Date of Birth)
Year Elected *
[Number of T. Rowe Price      Principal Occupation(s) During Past 5 Years and
Portfolios Overseen]          Directorships of Other Public Companies

James A.C. Kennedy, CFA       Director and Vice President, T. Rowe
(8/15/53)                     Price and T. Rowe Price Group, Inc.
1997
[37]

James S. Riepe                Director and Vice President, T. Rowe Price; Vice
(6/25/43)                     Chairman of the Board, Director, and Vice
1996                          President, T. Rowe Price Group, Inc.; Chairman
[107]                         of the Board and Director, T. Rowe Price
                              Global Asset Management Limited, T. Rowe Price
                              Global Investment Services Limited, T. Rowe Price
                              Investment Services, Inc., T. Rowe Price
                              Retirement Plan Services, Inc., and T. Rowe
                              Price Services, Inc.; Chairman of the Board,
                              Director, President, and Trust Officer, T. Rowe
                              Price Trust Company; Director, T. Rowe Price
                              International, Inc.; Chairman of the Board,
                              Mid-Cap Value Fund

M. David Testa, CFA, CIC      Chief Investment Officer, Director, and Vice
(4/22/44)                     President, T. Rowe Price; Vice Chairman of
1996                          the Board, Chief Investment Officer, Director,
[107]                         and Vice President, T. Rowe Price Group, Inc.;
                              Chairman of the Board and Director, T. Rowe Price
                              International, Inc.; Director, T. Rowe Price
                              Global Asset Management Limited and T. Rowe Price
                              Global Investment Services Limited; Director and
                              Vice President, T. Rowe Price Trust Company

* Each inside director serves until retirement, resignation, or election of a successor.

Officers

Name (Date of Birth)
Title and Fund(s) Served                Principal Occupation(s)

Stephen V. Booth (6/21/61)              Vice President, T. Rowe Price, T. Rowe
Vice President, Mid-Cap Value Fund      Price Group, Inc., and T. Rowe Price
                                        Trust Company

Andrew M. Brooks (2/16/56)              Vice President, T. Rowe Price and
Vice President, Mid-Cap Value Fund      T. Rowe Price Group, Inc.

Joseph A. Carrier (12/30/60)            Vice President, T. Rowe Price, T. Rowe
Treasurer, Mid-Cap Value Fund           Price Group, Inc., and T. Rowe Price
                                        Investment Services, Inc.

Unless otherwise noted, officers have been employees of T. Rowe Price or T. Rowe Price International for at least five years.

Name (Date of Birth)
Title and Fund(s) Served                Principal Occupation(s)

Henry M. Ellenbogen (1/21/71)           Vice President, T. Rowe Price; formerly
Vice President, Mid-Cap Value Fund      Chief of Staff, U.S. Representative
                                        Peter Deutsch (to 1999); Executive
                                        Vice President, Business Development,
                                        HelloAsia (to 2001)

Roger L. Fiery III, CPA (2/10/59)       Vice President, T. Rowe Price, T. Rowe
Vice President, Mid-Cap Value Fund      Price Group, Inc., T. Rowe Price
                                        International, Inc., and T. Rowe Price
                                        Trust Company

Henry H. Hopkins (12/23/42)             Director and Vice President, T. Rowe
Vice President, Mid-Cap Value Fund      Price Group, Inc., T. Rowe Price
                                        Investment Services, Inc., T. Rowe
                                        Price Services, Inc., and T. Rowe Price
                                        Trust Company; Vice President, T. Rowe
                                        Price, T. Rowe Price International,
                                        Inc., and T. Rowe Price Retirement
                                        Plan Services, Inc.

Kara Cheseby Landers, CFA (10/9/63)     Vice President, T. Rowe Price and
Vice President, Mid-Cap Value Fund      T. Rowe Price Group, Inc.

Patricia B. Lippert (1/12/53)           Assistant Vice President, T. Rowe Price
Secretary, Mid-Cap Value Fund           and T. Rowe Price Investment Services,
                                        Inc.

Gregory A. McCrickard, CFA (10/19/58)   Vice President, T. Rowe Price, T. Rowe
Vice President, Mid-Cap Value Fund      Price Group, Inc., and T. Rowe Price
                                        Trust Company

Heather K. McPherson, CPA (12/3/60)     Employee, T. Rowe Price; formerly
Vice President, Mid-Cap Value Fund      Intern, Salomon Smith Barney (to 2001);
                                        Vice President of Finance and
                                        Administration, Putnam Lowell
                                        Securities, Inc. (to 2000)

Joseph M. Milano, CFA (9/14/72)         Vice President, T. Rowe Price and
Vice President, Mid-Cap Value Fund      T. Rowe Price Group, Inc.

Curt J. Organt (1/5/68)                 Vice President, T. Rowe Price
Vice President, Mid-Cap Value Fund

Charles G. Pepin (4/23/66)              Vice President, T. Rowe Price and
Vice President, Mid-Cap Value Fund      T. Rowe Price Group, Inc.

J. David Wagner, CFA (2/25/74)          Vice President, T. Rowe Price and T.
Vice President, Mid-Cap Value Fund      Rowe Price Group, Inc.; formerly
                                        student, Darden Graduate School of
                                        Business Administration, University
                                        of Virginia (to 2000)

Unless otherwise noted, officers have been employees of T. Rowe Price or T. Rowe Price International for at least five years.

Name (Date of Birth)
Title and Fund(s) Served                Principal Occupation(s)

David J. Wallack (7/2/60)               Vice President, T. Rowe Price and
President, Mid-Cap Value Fund           T. Rowe Price Group, Inc.

Julie L. Waples (5/12/70)               Vice President, T. Rowe Price
Vice President, Mid-Cap Value Fund

Unless otherwise noted, officers have been employees of T. Rowe Price or T. Rowe Price International for at least five years.


Item 2.  Code of Ethics.

As of the end of the period covered by this report, the registrant has adopted a code of ethics, as defined in Item 2 of Form N-CSR, applicable to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. A copy of this code of ethics is filed as an exhibit to this Form N-CSR. No substantive amendments were approved or waivers were granted to this code of ethics during the period covered by this report.

Item 3.  Audit Committee Financial Expert.

The registrant's Board of Directors/Trustees has determined that Mr. David K. Fagin qualifies as an audit committee financial expert, as defined in Item 3 of Form N-CSR. Mr. Fagin is considered independent for purposes of Item 3 of Form N-CSR.

Item 4.  Principal Accountant Fees and Services.

(a) - (d) Aggregate fees billed to the registrant for the last two fiscal years for professional services rendered by the registrant's principal accountant were as follows:
                                               2003                  2002
     Audit Fees                             $16,047                $9,185
     Audit-Related Fees                         908                    --
     Tax Fees                                 4,167                 2,224
     All Other Fees                             124                   143

Audit fees include amounts related to the audit of the registrant's annual financial statements and services normally provided by the accountant in connection with statutory and regulatory filings. Audit-related fees include amounts reasonably related to the performance of the audit of the registrant's financial statements, specifically the issuance of a report on internal controls. Tax fees include amounts related to tax compliance, tax planning, and tax advice. Other fees include the registrant's pro-rata share of amounts for agreed-upon procedures in conjunction with service contract approvals by the registrant's Board of Directors/Trustees.

(e)(1) The registrant's audit committee has adopted a policy whereby audit and non-audit services performed by the registrant's principal accountant for the registrant, its investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant require pre-approval in advance at regularly scheduled audit committee meetings. If such a service is required between regularly scheduled audit committee meetings, pre-approval may be authorized by one audit committee member with ratification at the next scheduled audit committee meeting. Waiver of pre-approval for audit or non-audit services requiring fees of a de minimis amount is not permitted.

    (2) No services included in (b) - (d) above were approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Not applicable.

(g) The aggregate fees billed for the most recent fiscal year and the preceding fiscal year by the registrant's principal accountant for non-audit services rendered to the registrant, its investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant were $719,000 and $671,000, respectively, and were less than the aggregate fees billed for those same periods by the registrant's principal accountant for audit services rendered to the T. Rowe Price Funds.

(h) All non-audit services rendered in (g) above were pre-approved by the registrant's audit committee. Accordingly, these services were considered by the registrant's audit committee in maintaining the principal accountant's independence.

Item 5.  Audit Committee of Listed Registrants.

Not applicable.

Item 6.  [Reserved]

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 9. Controls and Procedures.

(a) The registrant's principal executive officer and principal financial officer have evaluated the registrant's disclosure controls and procedures within 90 days of this filing and have concluded that the registrant's disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b) The registrant's principal executive officer and principal financial officer are aware of no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 10. Exhibits.

(a)(1) The registrant's code of ethics pursuant to Item 2 of Form N-CSR is attached.

(a)(2) Separate certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(b) A certification by the registrant's principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Investment Company Act of 1940, is attached.


                                   SIGNATURES


         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price Mid-Cap Value Fund, Inc.

By       /s/ James S. Riepe
         James S. Riepe
         Principal Executive Officer

Date     February 20, 2004


         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By       /s/ James S. Riepe
         James S. Riepe
         Principal Executive Officer

Date     February 20, 2004


By       /s/ Joseph A. Carrier
         Joseph A. Carrier
         Principal Financial Officer

Date     February 20, 2004